Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 281.9	$ 253.2
Trade receivables, net	450.8	448.7
Other receivables, net	35.8	71.5
Total receivables, net	486.6	520.2
Inventories
Finished goods	255.7	242.8
Work in process	52.6	42.6
Raw materials and supplies	245.1	241.8
LIFO reserve	(33.8)	(22.6)
Total inventories, net	519.6	504.6
Prepaid expenses and other current assets	36.8	33.2
Total current assets	1,324.9	1,311.2
Property, Plant and Equipment—at cost
Machinery and equipment	1,133.8	1,099.1
Buildings and other	559.4	548.2
Land	37.7	40.0
Total property, plant and equipment	1,730.9	1,687.3
Less accumulated depreciation	1,165.4	1,146.5
Net property, plant and equipment	565.5	540.8
Other Assets
Goodwill	791.3	806.1
Other intangibles, less accumulated amortization of $137.0 and $139.8 at December 31, 2016 and 2015, respectively	164.9	188.4
Sundry	137.5	117.2
Total other assets	1,093.7	1,111.7
TOTAL ASSETS	2,984.1	2,963.7
Current Liabilities
Current maturities of long-term debt	3.6	3.4
Accounts payable	351.1	307.2
Accrued expenses	257.7	286.7
Other current liabilities	94.2	103.9
Total current liabilities	706.6	701.2
Long-term Liabilities
Long-term debt	956.2	941.5
Other long-term liabilities	173.0	184.7
Deferred income taxes	54.3	38.6
Total long-term liabilities	1,183.5	1,164.8
Commitments and Contingencies
Equity
Capital stock: Preferred stock—authorized, 100.0 shares; none issued; Common stock—authorized, 600.0 shares of $.01 par value; 198.8 shares issued	2.0	2.0
Additional contributed capital	506.2	529.5
Retained earnings	2,410.5	2,209.2
Accumulated other comprehensive income (loss)	(113.6)	(91.1)
Less treasury stock—at cost (65.3 and 63.2 shares at December 31, 2016 and 2015, respectively)	(1,713.5)	(1,564.0)
Total Leggett & Platt, Inc. equity	1,091.6	1,085.6
Noncontrolling interest	2.4	12.1
Total equity	1,094.0	1,097.7
TOTAL LIABILITIES AND EQUITY	$ 2,984.1	$ 2,963.7